Defined benefit plans (Detail 10) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 60,752	$ 52,241
Plan asset allocation %	100.00%	100.00%
Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 827	$ 911
Plan asset allocation %	1.00%	2.00%
Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 7,081	$ 5,967
Plan asset allocation %	12.00%	11.00%
Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,325	$ 1,086
Plan asset allocation %	2.00%	2.00%
Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,452	$ 1,300
Plan asset allocation %	2.00%	2.00%
Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 13,954	$ 12,016
Plan asset allocation %	23.00%	23.00%
Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 8,396	$ 6,921
Plan asset allocation %	14.00%	13.00%
Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 15	$ 9
Plan asset allocation %	0.00%	0.00%
Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 14,807	$ 12,886
Plan asset allocation %	24.00%	25.00%
Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,423	$ 1,393
Plan asset allocation %	2.00%	3.00%
Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,089	$ 1,938
Plan asset allocation %	3.00%	4.00%
Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 656	$ 568
Plan asset allocation %	1.00%	1.00%
Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 6,460	$ 4,780
Plan asset allocation %	11.00%	9.00%
Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 2,267	$ 2,465
Plan asset allocation %	4.00%	5.00%
Quoted in an active market
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 42,392	$ 36,357
Quoted in an active market | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	827	911
Quoted in an active market | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Quoted in an active market | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,452	1,300
Quoted in an active market | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	10,356	8,520
Quoted in an active market | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	8,396	6,921
Quoted in an active market | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	15	9
Quoted in an active market | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	14,807	12,886
Quoted in an active market | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,423	1,393
Quoted in an active market | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	2,089	1,938
Quoted in an active market | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	486	451
Quoted in an active market | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,570	1,396
Quoted in an active market | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	971	631
Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	18,360	15,884
Other | Cash and cash equivalents
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Real estate / property - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	7,081	5,967
Other | Real estate / property - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	1,325	1,086
Other | Investment funds - Equity - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Equity - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	3,598	3,497
Other | Investment funds - Bonds - Domestic, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Domestic, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, AAA to BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Bonds - Foreign, below BBB-
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Domestic
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	0	0
Other | Investment funds - Real estate - Foreign
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	171	117
Other | Investment funds - Other
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	4,889	3,383
Other | Other investments
Disclosure Of Fair Value Of Plan Assets [Line Items]
Fair value	$ 1,296	$ 1,833